UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number:	811-04304

Exact Name of Registrant as Specified in Charter:	Delaware Group® Government Fund

Address of principal executive offices:	2005 Market Street Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq. 2005 Market Street Philadelphia, PA 19103

Registrant’s telephone number:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	July 1, 2014 - June 30, 2015

ITEM 1. PROXY VOTING RECORD.

========================= Delaware Core Plus Bond Fund =========================

HEALTHSOUTH CORPORATION

Ticker:       HLS            Security ID:  421924408

Meeting Date: MAY 07, 2015   Meeting Type: Annual

Record Date:  MAR 10, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director John W. Chidsey          For       For          Management

1.2   Elect Director Donald L. Correll        For       For          Management

1.3   Elect Director Yvonne M. Curl           For       For          Management

1.4   Elect Director Charles M. Elson         For       For          Management

1.5   Elect Director Jay Grinney              For       For          Management

1.6   Elect Director Joan E. Herman           For       For          Management

1.7   Elect Director Leo I. Higdon, Jr.       For       For          Management

1.8   Elect Director Leslye G. Katz           For       For          Management

1.9   Elect Director John E. Maupin, Jr.      For       For          Management

1.10  Elect Director L. Edward Shaw, Jr.      For       For          Management

2     Ratify PricewaterhouseCoopers LLP as    For       For          Management

      Auditors

3     Adopt the Jurisdiction of               For       Against      Management

      Incorporation as the Exclusive Forum

      for Certain Disputes

4     Advisory Vote to Ratify Named           For       For          Management

      Executive Officers' Compensation

--------------------------------------------------------------------------------

INTELSAT SA

Ticker:       I              Security ID:  L5140P119

Meeting Date: JUN 18, 2015   Meeting Type: Special

Record Date:  APR 27, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Authorize Issuance of Equity or         For       Against      Management

      Equity-Linked Securities without

      Preemptive Rights

===================== Delaware Emerging Markets Debt Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Delaware Inflation Protected Bond Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==========------------------- END N-PX REPORT ===================================

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP® GOVERNMENT FUND

By:	Shawn Lytle
Name:	Shawn Lytle
Title:	President/ Chief Executive Officer
Date:	August 25, 2015